Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [abstract]
Schedule of Cost of Sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Salaries and employee benefits	$23,913	$19,941
Contract services on site	17,138	-
Raw materials and consumables	11,652	6,953
Utilities	3,350	3,109
Other costs	7,729	2,146
Changes in inventories	(19,946)	(910)
Inventory write-downs	40,711	-
	$84,547	$31,239